Employee Benefit Plans - Benefit obligations in excess of fair value of plan assets (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Feb. 26, 2017	Feb. 28, 2016	Nov. 27, 2016	Nov. 29, 2015	Nov. 30, 2014
Pension Benefits [Member]
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year	$ 1,191,934	$ 1,194,365	$ 1,194,365	$ 1,289,337
Service cost	2,463	2,058	8,234	8,352	$ 8,397
Interest cost	9,180	9,472	37,819	47,179	54,958
Plan participants' contribution			484	534
Actuarial loss (gain)			33,948	(56,352)
Net curtailment loss			119	300
Impact of foreign currency changes			(15,435)	(21,306)
Plan settlements			(417)	(4,145)
Special termination benefits			0	0
Net benefits paid			(67,183)	(69,534)
Benefit obligation at end of year			1,191,934	1,194,365	1,289,337
Change in plan assets [Roll Forward]
Fair value of plan assets at beginning of year	837,322	838,551	838,551	878,823
Actual return on plan assets			49,986	10,185
Employer contribution			31,147	36,151
Plan participants' contributions			484	534
Plan settlements			(417)	(4,145)
Impact of foreign currency changes			(15,246)	(13,463)
Net benefits paid			(67,183)	(69,534)
Fair value of plan assets at end of year			837,322	838,551	878,823
Unfunded status at end of year			(354,612)	(355,814)
Postretirement Benefits [Member]
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year	112,451	117,740	117,740	134,084
Service cost	43	50	200	251	255
Interest cost	787	806	3,223	4,588	5,199
Plan participants' contribution			4,172	4,512
Actuarial loss (gain)			5,556	(5,918)
Net curtailment loss			0	0
Impact of foreign currency changes			0	0
Plan settlements			0	0
Special termination benefits			0	0
Net benefits paid			(18,440)	(19,777)
Benefit obligation at end of year			112,451	117,740	134,084
Change in plan assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 0	$ 0	0	0
Actual return on plan assets			0	0
Employer contribution			14,268	15,265
Plan participants' contributions			4,172	4,512
Plan settlements			0	0
Impact of foreign currency changes			0	0
Net benefits paid			(18,440)	(19,777)
Fair value of plan assets at end of year			0	0	$ 0
Unfunded status at end of year			$ (112,451)	$ (117,740)